Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2026 USD ($) uSDPerShare	Jun. 30, 2025 USD ($) uSDPerShare	Jun. 30, 2024 USD ($) uSDPerShare	Jun. 30, 2023 USD ($) uSDPerShare	Jun. 30, 2022 USD ($) uSDPerShare
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1) Konieczny ($)	Compensation Actually Paid to PEO(2) Konieczny ($)	Summary Compensation Table Total for PEO(1) Delia ($)	Compensation Actually Paid to PEO(2) Delia ($)			Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(4) ($)	Net Income(5) (in millions)	Adjusted Earnings Per Share (EPS)(6) ($)

2026	20,148,303	23,797,168	—	—	7,438,825	8,436,098	96.64	135.80	1,106	4.02
2025	8,458,329	5,072,024	—	—	4,126,992	2,415,337	96.47	116.33	518	3.56
2024	7,480,919	6,959,258	8,977,329	5,073,747	5,734,419	5,253,911	97.66	114.21	740	3.51
2023	—	—	7,305,995	(1,817,920)	3,935,828	(456,566)	94.54	105.07	1,058	3.67
2022	—	—	9,872,758	18,573,062	5,003,411	8,834,900	112.79	91.27	815	4.03

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	For purposes of this disclosure, “PEO” refers to Principal (or Chief) Executive Officer. For the fiscal years presented, represents amount reported for our PEO(s) and average amount reported for our non-PEO NEOs, under the “Total” column of the Summary Compensation
Table (“SCT”). Our NEOs for each of the fiscal years presented are shown below:

Year	PEO(s)	Non-PEO NEOs

2026	Peter Konieczny	Steve Scherger, Jean-Marc Galvez, Ian Wilson, Michael Casamento and Fred Stephan
2025	Peter Konieczny	Michael Casamento, Eric Roegner, Fred Stephan, Michael Zacka, Susana Suarez and Ian Wilson
2024	Peter Konieczny / Ron Delia	Michael Casamento, Eric Roegner, Fred Stephan and Michael Zacka
2023	Ron Delia	Michael Casamento, Eric Roegner, Fred Stephan and Michael Zacka
2022	Ron Delia	Michael Casamento, Eric Roegner, Fred Stephan and Michael Zacka

Peer Group Issuers, Footnote	The cumulative Peer Group TSR utilizes the S&P 500 Materials Index (the “Peer Group”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our annual report for the fiscal year ended June 30, 2026. We selected this index as our Peer Group because (i) the Company is a constituent and (ii) it meets all disclosure requirements. For each fiscal year, our
Peer Group TSR reflects the S&P 500 Materials Total Return Index, assuming an initial investment of $100 on June 30, 2021, and the reinvestment of all subsequent dividends through June 30, 2026.
	(5)
PEO Total Compensation Amount	$ 20,148,303
PEO Actually Paid Compensation Amount	$ 23,797,168
Adjustment To PEO Compensation, Footnote	Dollar amounts represent Compensation Actually Paid (”CAP”) for our PEO(s) and the average Compensation Actually Paid to our non-
PEO NEOs for each fiscal year. Compensation Actually Paid has been calculated in accordance with Item 402(v) of Regulation S-K and does not reflect the actual compensation earned by or paid to the applicable NEO for any fiscal year. Compensation Actually Paid reflects the following adjustments to the SCT amounts for equity awards reported for the PEO and the Non-PEO NEOs:

	2026
Adjustments to Determine Compensation “Actually Paid” (CAP)	PEO ($)	Non-PEO NEOs ($)

SUMMARY COMPENSATION TABLE (SCT) TOTAL COMPENSATION	20,148,303	7,438,825
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(12,529,313)	(4,313,501)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(3,949,837)	(1,191,197)
Fair value as of the end of the covered fiscal year of equity compensation granted during the covered fiscal year	19,463,848	6,453,873
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of covered fiscal year	976,981	232,233
Fair value as of the end of the covered fiscal year of equity compensation that was granted and that vested during the covered fiscal year	—	—
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(312,814)	(184,136)
Fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during covered fiscal year	—	—
Value of dividends or other earnings paid on stock awards not otherwise reflected in fair value or total compensation	—	—
TOTAL ADJUSTMENTS	3,648,865	997,273
COMPENSATION “ACTUALLY PAID” (CAP)	23,797,168	8,436,098
Performance-based share options and PSUs are valued using a Monte Carlo simulation model for the TSR-based component and, for the
EPS-based component, using a Black-Scholes model (for options) or the closing price of our common stock (for PSUs), as of the applicable grant date or measurement date. Time-based equity awards, including RSUs and options, are valued using a Black-Scholes model or the closing price of our common stock, as applicable. In all cases, fair value methodologies and assumptions are materially consistent with those used as of the grant date and for share-based payment accounting under GAAP.

Non-PEO NEO Average Total Compensation Amount	$ 7,438,825	$ 4,126,992	$ 5,734,419	$ 3,935,828	$ 5,003,411
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,436,098	2,415,337	5,253,911	(456,566)	8,834,900
Adjustment to Non-PEO NEO Compensation Footnote	Dollar amounts represent Compensation Actually Paid (”CAP”) for our PEO(s) and the average Compensation Actually Paid to our non-
PEO NEOs for each fiscal year. Compensation Actually Paid has been calculated in accordance with Item 402(v) of Regulation S-K and does not reflect the actual compensation earned by or paid to the applicable NEO for any fiscal year. Compensation Actually Paid reflects the following adjustments to the SCT amounts for equity awards reported for the PEO and the Non-PEO NEOs:

	2026
Adjustments to Determine Compensation “Actually Paid” (CAP)	PEO ($)	Non-PEO NEOs ($)

SUMMARY COMPENSATION TABLE (SCT) TOTAL COMPENSATION	20,148,303	7,438,825
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(12,529,313)	(4,313,501)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(3,949,837)	(1,191,197)
Fair value as of the end of the covered fiscal year of equity compensation granted during the covered fiscal year	19,463,848	6,453,873
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of covered fiscal year	976,981	232,233
Fair value as of the end of the covered fiscal year of equity compensation that was granted and that vested during the covered fiscal year	—	—
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(312,814)	(184,136)
Fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during covered fiscal year	—	—
Value of dividends or other earnings paid on stock awards not otherwise reflected in fair value or total compensation	—	—
TOTAL ADJUSTMENTS	3,648,865	997,273
COMPENSATION “ACTUALLY PAID” (CAP)	23,797,168	8,436,098
Performance-based share options and PSUs are valued using a Monte Carlo simulation model for the TSR-based component and, for the
EPS-based component, using a Black-Scholes model (for options) or the closing price of our common stock (for PSUs), as of the applicable grant date or measurement date. Time-based equity awards, including RSUs and options, are valued using a Black-Scholes model or the closing price of our common stock, as applicable. In all cases, fair value methodologies and assumptions are materially consistent with those used as of the grant date and for share-based payment accounting under GAAP.

Compensation Actually Paid vs. Total Shareholder Return	•Our cumulative TSR performance varied in each of the fiscal years presented. It increased in 2022, decreased from 2022 to
2023, increased from 2023 to 2024, decreased from 2024 to 2025, and increased from 2025 to 2026. This cumulative TSR performance correlates with the CAP amounts reported in this table. Amcor's direct comparability is limited as the Peer
Group's performance is largely influenced by companies in the chemical and mining industries, which are not representative of Amcor's business.

Compensation Actually Paid vs. Net Income	•Our Net Income performance varied in each of the fiscal years presented. It increased from 2022 to 2023, decreased from
2023 to 2024 and 2024 to 2025, and it increased from 2025 to 2026. This Net Income performance was not correlated with the reported CAP amounts reported in this table and we do not use net income to determine compensation levels or incentive plan payouts.

Compensation Actually Paid vs. Company Selected Measure	•Our Adjusted EPS performance varied in each of the fiscal years presented. It decreased from 2022 to 2023 and from 2023 to 2024, it increased from 2024 to 2025 and 2025 to 2026. While this is aligned with the CAP amounts reported in this table for most years, it is not the primary driver of the year-to-year changes.

Total Shareholder Return Vs Peer Group	Amcor's direct comparability is limited as the Peer Group's performance is largely influenced by companies in the chemical and mining industries, which are not representative of Amcor's business.
Tabular List, Table

Adjusted Earnings Per Share (EPS)
Adjusted Earnings Before Interest and Taxes (EBIT)
Free Cash Flow

Total Shareholder Return Amount	$ 96.64	96.47	97.66	94.54	112.79
Peer Group Total Shareholder Return Amount	135.80	116.33	114.21	105.07	91.27
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 1,106,000,000	$ 518,000,000	$ 740,000,000	$ 1,058,000,000	$ 815,000,000
Company Selected Measure Amount | uSDPerShare	4.02	3.56	3.51	3.67	4.03
Additional 402(v) Disclosure	The cumulative TSR for the Company is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Each of these yearly percentage changes was applied to a deemed fixed investment of $100 at the beginning of the measurement period to produce the value of such investment as of each fiscal year end.
Dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable fiscal year.Most Important Financial Performance Measures
As described in detail in the “Executive Compensation Discussion and Analysis” section, our executive compensation programs are designed to ensure alignment between executive pay, business performance and shareholders. For the last fiscal year, the most important financial performance measures used to link Compensation Actually Paid to our PEO and Non-
PEO NEOs (as calculated in accordance with Item 402(v) of Regulation S-K) to Company performance are listed below in no specific ranked order:

Adjusted Earnings Per Share (EPS)
Adjusted Earnings Before Interest and Taxes (EBIT)
Free Cash Flow

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share (EPS)
Non-GAAP Measure Description	Adjusted EPS is a non-GAAP financial measure defined by the Company as set forth in the “Definitions of Non-GAAP Financial Measures” section of this proxy statement.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Earnings Before Interest and Taxes (EBIT)
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Peter Konieczny [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 20,148,303	$ 8,458,329	$ 7,480,919
PEO Actually Paid Compensation Amount	23,797,168	$ 5,072,024	6,959,258
Ron Delia [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			8,977,329	$ 7,305,995	$ 9,872,758
PEO Actually Paid Compensation Amount			$ 5,073,747	$ (1,817,920)	$ 18,573,062
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,648,865
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,529,313)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,463,848
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	976,981
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(312,814)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,949,837)
PEO | Peter Konieczny [Member]
Pay vs Performance Disclosure
PEO Name	Peter Konieczny	Peter Konieczny	Peter Konieczny
PEO | Ron Delia [Member]
Pay vs Performance Disclosure
PEO Name			Ron Delia	Ron Delia	Ron Delia
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 997,273
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,313,501)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,453,873
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	232,233
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(184,136)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,191,197)